Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 10,674
2027	9,531
2028	6,393
2029	6,774
2030	6,629
2031 and beyond	11,967
Total lease payments	51,968
Less: interest	(9,138)
Total lease liability	42,830
Current portion of lease liability	9,016	$ 7,653
Lease Liability related to Director	$ 33,814	$ 35,573